Debt (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Line of credit, carrying value	$ 0
Note receivable	8,100,000	$ 8,100,000
Capitalized interest	$ 0	$ 0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, term	5 years
Debt instrument, face amount	$ 100,000,000
Additional amount available under credit facility without consent of the lenders	50,000,000
Sublimit available for swing line loans under credit facility	15,000,000
Sublimit available for letters of credit under credit facility	$ 15,000,000
Interest rate increase, percentage	2.00%
Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Net leverage ratio, basis points per annum	30
Interest coverage ratio	2.75
Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Net leverage ratio, basis points per annum	50
Net leverage ratio	3.50
Base Rate [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate, basis for effective rate	base rate plus 75 to 175 basis points per year
Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, basis spread on variable rate, percentage	0.75%
Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, basis spread on variable rate, percentage	1.75%
LIBOR [Member]
Debt Instrument [Line Items]
Interest rate, basis spread on variable rate, percentage	1.00%
LIBOR [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate, basis for effective rate	LIBOR rate plus 175 to 275 basis points
LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, basis spread on variable rate, percentage	1.75%
LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, basis spread on variable rate, percentage	2.75%
Federal Funds Rate [Member]
Debt Instrument [Line Items]
Interest rate, basis spread on variable rate, percentage	0.50%
Birmingham BioEnergy Partners LLC [Member] | New Market Tax Credits [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 10,000,000
Note receivable	$ 8,100,000
Interest rate, stated percentage	1.00%
Principal payments (including interest)	$ 200,000
Debt instrument, right to call	$ 8,100,000
Income tax credits, statutory life	7 years
Anticipated tax credits	$ 5,000,000
Birmingham BioEnergy Partners LLC [Member] | New Market Tax Credits [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,900,000